Consolidated Statements of Operations and Comprehensive Income - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Continued operations
Net operating revenue	R$ 56,635	R$ 49,388	R$ 44,634
Cost of sales	(44,445)	(37,779)	(33,585)
Gross profit	12,190	11,609	11,049
Operating expenses, net
Selling expenses	(7,431)	(6,553)	(6,323)
General and administrative expenses	(923)	(1,049)	(1,026)
Depreciation and amortization	(1,413)	(1,202)	(1,117)
Other operating expenses, net	(459)	(203)	(576)
Total operating expenses	(10,226)	(9,007)	(9,042)
Profit from continued operations before net financial expenses and share of profit (loss) of associates	1,964	2,602	2,007
Financial expenses, net	(1,206)	(1,061)	(1,295)
Share of profit (loss) of associates	2	28	(93)
Income before income tax and social contribution	760	1,569	619
Income tax and social contribution	(272)	(413)	(262)
Net income for the year from continuing operations	488	1,156	357
Net income for the year from discontinued operations	348	128	500
Net income for the year	836	1,284	857
Items that may be subsequently reclassified to the statement of operations in subsequent periods:
Foreign currency translation	214	(26)	(20)
Fair value of trade receivable and derivatives	(10)	17	(18)
Income taxes related to other comprehensive income	16		3
Items that will not be reclassified to the statement of operations in subsequent periods:
Other comprehensive income	(2)		(1)
Other comprehensive income (loss) for the year, net of income tax	218	(9)	(36)
Total comprehensive income (loss) for the year	1,054	1,275	821
Net income for the year attributable to:
Controlling shareholders from continuing operations	478	1,156	357
Controlling shareholders from discontinuing operations	312	(7)	150
Total of controlling shareholders	790	1,149	507
Non-controlling interest - Continuing Operations	10
Non-controlling shareholders from- discontinued operations	36	135	350
Total of non-controlling from shareholders	46	135	350
Total comprehensive income attributable to:
Controlling shareholders	945	1,132	478
Non-controlling shareholders	109	143	343
Total comprehensive income (loss) for the year	R$ 1,054	R$ 1,275	R$ 821
Basic
Common - continuing and discontinued operations	R$ 2.95804	R$ 4.31209	R$ 1.90551
Common - continuing operations	1.78980	4.33836	1.34175
Diluted
Common - continuing and discontinued operations	2.95353	4.29350	1.89737
Common - continuing operations	R$ 1.78696	R$ 4.31977	R$ 1.33637